SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Movantik Transaction (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 01, 2020	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Upfront payment for acquisition of rights		$ 52,500	$ 52,633
Intangible assets		79,519	79,519	$ 16,927
Aemcolo
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of intangible asset		$ 10,500	10,500
Impairment loss			$ 800
Aemcolo | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to asset's cash flows		17.20%	17.20%	15.40%
AstraZeneca AB | Movantik
Disclosure of detailed information about intangible assets [line items]
Upfront payment for acquisition of rights	$ 52,500
Agreement amount payable for acquisition of rights	15,500
Intangible assets	$ 65,000
Useful life of assets (in years)	10 years 6 months
Fee on net revenue for services received (as a percent)	4.50%